Business Acquisitions - Schedule of Reconciliation of Beginning and Ending Liability Balance for Termination Costs (Footnote) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Servicing [Member]
Business Acquisition [Line Items]
Additions charged to operations	$ 14.7	$ 15.9
Lending [Member]
Business Acquisition [Line Items]
Additions charged to operations	(0.1)	0.7
Corporate and Other [Member]
Business Acquisition [Line Items]
Additions charged to operations	$ 3.5	$ 4.1